Convertible Notes Payable, Unrelated Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Amortized debt discounts	$ 14,666		$ 66,090	$ 1,286,021
Interest expense to amortize debt discount	598	88,485	260,520	846,536
Interest on convertible notes payable		$ 80,761
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortized debt discounts				1,604,537
Interest expense to amortize debt discount				1,028,509
Interest on convertible notes payable			138,316	211,803
Nonrelated Party [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortized debt discounts				14,050
Nonrelated Party [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortized debt discounts			0	115,550
Interest on convertible notes payable			$ 138,316	$ 327,353